UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     November 14, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      44

Form 13F Information Table Value Total:      $130,818



List of Other Included Managers:

NONE

                                                                                					           FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                               Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------ -------------------  --------  -------- --- ---- -------  ----------------------------
ADAPTEC INC                    COM       00651f108         943   246275SH       SOLE                  0      0  246275
ADVANCED MICRO DEV INC         COM       007903107        3405   135125SH       SOLE                  0      0  135125
ARACRUZ SPN ADR                ADR       038496204        4732   116615SH       SOLE                  0      0  116615
BIOSITE INC                    COM       090945106        4943    79910SH       SOLE                  0      0   79910
BOEING CO COM                  COM       097023105         313     4600SH       SOLE                  0      0    4600
CISCO SYSTEMS INC              COM       17275r102         908    50690SH       SOLE                  0      0   50690
CLEVELAND CLIFFS INC           COM       185896107        2803    32175SH       SOLE                  0      0   32175
COMMERCE BANCORP INC-N.J.      COM       200519106        3058    99650SH       SOLE                  0      0   99650
COVANCE INC                    COM       222816100        3762    78400SH       SOLE                  0      0   78400
DEVON ENERGY CORP NEW COM      COM       25179M103         232     3382SH       SOLE                  0      0    3382
DISCOVERY HLDG CO COM SER A    COM       25468y107         475    32944SH       SOLE                  0      0   32944
DOVER CORP                     COM       260003108        2980    73050SH       SOLE                  0      0   73050
ENCANA CORP COM                COM       292505104        6337   108675SH       SOLE                  0      0  108675
GENERAL DYNAMICS CORP COM      COM       369550108        4546    38025SH       SOLE                  0      0   38025
HEADWATERS INC                 COM       42210p102        3240    86640SH       SOLE                  0      0   86640
HLTH MGMT ASN INC NEW          COM       421933102        2406   102525SH       SOLE                  0      0  102525
IPASS INC                      COM       46261v108         760   141250SH       SOLE                  0      0  141250
ISHARES MSCI JPN INDEX         COM       464286848        5881   482450SH       SOLE                  0      0  482450
ISHARES MSCI PAC X-JPN         COM       464286665        3134    30380SH       SOLE                  0      0   30380
JDS UNIPHASE CORP              COM       46612j101          37    16700SH       SOLE                  0      0   16700
JOHNSON & JOHNSON COM          COM       478160104        4168    65861SH       SOLE                  0      0   65861
LIBERTY MEDIA CORP SER A       COM       530718105        2700   335450SH       SOLE                  0      0  335450
LIZ CLAIBORNE INC              COM       539320101        4122   104825SH       SOLE                  0      0  104825
LOUISIANA PACIFIC CORP         COM       546347105         346    12500SH       SOLE                  0      0   12500
MICROSOFT CORP COM             COM       594918104         364  14130.5SH       SOLE                  0      0   14130
MOTOROLA INC                   COM       620076109        2238   101575SH       SOLE                  0      0  101575
NEWMONT MNG CORP HLDG CO       COM       651639106        5256   111425SH       SOLE                  0      0  111425
OFFICE DEPOT INC COM           COM       676220106        5083   171150SH       SOLE                  0      0  171150
ONEOK INC NEW COM              COM       682680103        5540   162850SH       SOLE                  0      0  162850
PAN AMERICAN SILVER CORP       COM       697900108        2162   122450SH       SOLE                  0      0  122450
PLUM CRK TBR CO INC COM        COM       729251108         531    14020SH       SOLE                  0      0   14020
PORTFOLIO RVRY ASN INC         COM       73640q105        4146    96023SH       SOLE                  0      0   96023
POSCO SPON ADR                 ADR       693483109        4836    85500SH       SOLE                  0      0   85500
RIO TINTO PLC SPNS ADR         ADR       767204100        4095    24925SH       SOLE                  0      0   24925
SIGMATEL INC                   COM       82661w107         955    47200SH       SOLE                  0      0   47200
SK TELECOM CO LTD SPN ADR      ADR       78440p108        2040    93400SH       SOLE                  0      0   93400
SUNOCO INC COM                 COM       86764P109        3175    40600SH       SOLE                  0      0   40600
SUPERIOR ENGY SVC INC          COM       868157108        5025   217625SH       SOLE                  0      0  217625
SUPERIOR INDUST INTL INC       COM       868168105        1567    72800SH       SOLE                  0      0   72800
TELEFONOS DE MEX SP ADR        ADR       879403780        4810   226125SH       SOLE                  0      0  226125
TEMPLETON GLOBAL INC FD        COM       880198106        2215   255200SH       SOLE                  0      0  255200
TUPPERWARE CORP                COM       899896104        2223    97600SH       SOLE                  0      0   97600
VAN KAMPEN SENR INC TRUST      COM       920961109        5593   704425SH       SOLE                  0      0  704425
WASHINGTON FEDERAL INC         COM       938824109        2731   121043SH       SOLE                  0      0  121043